Putnam Investments, LLC
                                              One Post Office Square
                                              Boston, MA 02109
                                              September 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: PUTNAM TECHNOLOGY FUND and PUTNAM FINANCIAL SERVICES FUND, each a series of Putnam Funds Trust (Reg. No. 333-515) (811-7513) (each "Fund") Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the forms of Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 44 to each Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 29, 2001.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                              Very truly yours,

                              PUTNAM TECHNOLOGY FUND
                              PUTNAM FINANCIAL SERVICES FUND

                              /s/ Gordon H. Silver
                         By:  --------------------------------
                              Gordon H. Silver
                              Vice President

cc: Greg Pusch, Esq.